Average Annual Total Returns (Vanguard S&P Mid-Cap 400 Growth Index Fund ETF)	Vanguard S&P Mid-Cap 400 Growth Index Fund Vanguard S&P Mid-Cap 400 Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard S&P Mid-Cap 400 Growth Index Fund Vanguard S&P Mid-Cap 400 Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard S&P Mid-Cap 400 Growth Index Fund Vanguard S&P Mid-Cap 400 Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Based on Market Value Vanguard S&P Mid-Cap 400 Growth Index Fund Vanguard S&P Mid-Cap 400 Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014	S&P MidCap 400 Growth Index Vanguard S&P Mid-Cap 400 Growth Index Fund Vanguard S&P Mid-Cap 400 Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.50%	32.25%	18.52%	32.45%	32.77%
Since Inception	20.97%	20.81%	16.72%	20.98%	21.18%